Intangible Assets - Composition and Movements in Net Intangible Assets (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 11,488		€ 16,034
Additions	2,410		1,111
Amortization	(2,388)		(2,735)	€ (3,248)
Disposals	(229)		(33)
Transfers and others	215		(1,255)
Translation differences and hyperinflation adjustments	121		(1,526)
Inclusion of companies	(108)
Impairments			(108)
Ending balance	11,725		11,488	16,034
Total additions including additions corresponding to companies held for sale and sold companies	2,981		1,266
Service concession arrangements and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	6,573		8,566
Additions	1,188		32
Amortization	(725)		(1,001)
Disposals	(3)		(33)
Transfers and others	197		151
Translation differences and hyperinflation adjustments	98		(1,036)
Inclusion of companies	0
Impairments			(106)
Ending balance	7,328		6,573	8,566
Service concession arrangements and licenses | Telefónica Brazil
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	700	R$ 4,459
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,380		2,980
Additions	513		467
Amortization	(1,226)		(1,305)
Disposals	(8)		0
Transfers and others	828		542
Translation differences and hyperinflation adjustments	6		(302)
Inclusion of companies	(1)
Impairments			(2)
Ending balance	2,494		2,380	2,980
Customer base
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,238		1,666
Additions	0		6
Amortization	(376)		(372)
Disposals	0		0
Transfers and others	0		(4)
Translation differences and hyperinflation adjustments	2		(58)
Inclusion of companies	(107)
Impairments			0
Ending balance	971		1,238	1,666
Trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	512		640
Additions	2		0
Amortization	(39)		(51)
Disposals	(210)		0
Transfers and others	0		(2)
Translation differences and hyperinflation adjustments	11		(75)
Inclusion of companies	0
Impairments			0
Ending balance	276		512	640
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	51		52
Additions	17		11
Amortization	(22)		(6)
Disposals	0		0
Transfers and others	(3)		(2)
Translation differences and hyperinflation adjustments	(1)		(4)
Inclusion of companies	0
Impairments			0
Ending balance	42		51	52
Intangible assets in process
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	734		2,130
Additions	690		595
Amortization	0		0
Disposals	(8)		0
Transfers and others	(807)		(1,940)
Translation differences and hyperinflation adjustments	5		(51)
Inclusion of companies	0
Impairments			0
Ending balance	€ 614		€ 734	€ 2,130